United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7141
(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Emerging Market Debt Fund
Class A Shares / IHIAX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$61	1.19%
Key Fund Statistics
Net Assets	$27,079,317
Number of Investments	199
Portfolio Turnover	51%
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U771
G01949-02-A (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes Emerging Market Debt Fund
Class C Shares / IHICX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$99	1.94%
Key Fund Statistics
Net Assets	$27,079,317
Number of Investments	199
Portfolio Turnover	51%
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U755
G01949-02-B (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes Emerging Market Debt Fund
Institutional Shares / EMDIX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$48	0.94%
Key Fund Statistics
Net Assets	$27,079,317
Number of Investments	199
Portfolio Turnover	51%
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U615
G01949-02-C (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes International
Leaders Fund
Class A Shares / FGFAX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$56	1.07%
Key Fund Statistics
Net Assets	$1,532,444,546
Number of Investments	83
Portfolio Turnover	43%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U847
G02455-04-A (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class C Shares / FGFCX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$96	1.84%
Key Fund Statistics
Net Assets	$1,532,444,546
Number of Investments	83
Portfolio Turnover	43%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U821
G02455-04-B (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class R Shares / FGFRX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$64	1.23%
Key Fund Statistics
Net Assets	$1,532,444,546
Number of Investments	83
Portfolio Turnover	43%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U599
G02455-04-C (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Institutional Shares / FGFLX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$41	0.79%
Key Fund Statistics
Net Assets	$1,532,444,546
Number of Investments	83
Portfolio Turnover	43%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U623
G02455-04-D (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class R6 Shares / FGRSX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$39	0.74%
Key Fund Statistics
Net Assets	$1,532,444,546
Number of Investments	83
Portfolio Turnover	43%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U581
G02455-04-E (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International Small-Mid Company Fund
Class A Shares / ISCAX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$65	1.21%
Key Fund Statistics
Net Assets	$565,921,496
Number of Investments	157
Portfolio Turnover	21%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U748
G01743-02-A (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Federated Hermes International Small-Mid Company Fund
Class C Shares / ISCCX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$106	1.98%
Key Fund Statistics
Net Assets	$565,921,496
Number of Investments	157
Portfolio Turnover	21%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U722
G01743-02-B (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Federated Hermes International Small-Mid Company Fund
Institutional Shares / ISCIX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$53	0.98%
Key Fund Statistics
Net Assets	$565,921,496
Number of Investments	157
Portfolio Turnover	21%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U631
G01743-02-C (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Hermes Emerging Market Debt Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—81.1%
		Chemicals & Plastics—1.4%
$ 200,000	[1]	OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 12/23/2050	$ 160,155
200,000	[1]	OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 11/2/2053	214,204
		TOTAL	374,359
		Metals & Mining—1.2%
300,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 6.440%, 1/26/2036	319,418
		Oil & Gas—2.8%
120,000	[2]	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	42,808
100,000	[2]	Petroleos de Venezuela S.A., Company Guarantee, 5.375%, 4/12/2027	37,875
100,000	[2]	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	47,256
100,000	[2,3]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	39,770
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	29,598
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	151,296
300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	252,848
60,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	49,717
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	45,787
60,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	64,545
		TOTAL	761,500
		Sovereign—74.5%
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	205,007
100,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	61,889
64,800		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	56,454
10,500		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	9,476
100,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	71,550
200,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	153,900
37,272		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	27,377
170,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	136,646
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	185,340
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	215,880
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	210,957
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	213,042
PEN 1,000,000	[2]	Bonos De Tesoreria, Sr. Unsecd. Note, 6.850%, 8/12/2035	304,818
$ 200,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 5/22/2036	198,200
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	206,200
BRL 1,750,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	334,864
500,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	92,706
2,950,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	492,309
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	120,800
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	208,242
COP 1,000,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	167,741
$ 200,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	212,418
CZK 4,700,000		Czech Republic, Government of, Sr. Unsecd. Note, Series 103, 2.000%, 10/13/2033	189,773
7,700,000		Czech Republic, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	321,996
$ 300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 10/28/2035	294,417
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	131,190
DOP 15,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 11.250%, 9/15/2035	277,262
$ 200,000		Drc International Bond, Sr. Unsecd. Note, 144A, 9.500%, 4/16/2037	204,160
200,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 1/29/2039	205,700
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 45,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	$ 38,835
140,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	117,250
45,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	45,090
50,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	45,938
200,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	214,205
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	118,354
EGP 18,200,000	[4]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 7/21/2026	337,677
$ 150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	136,654
40,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	42,416
400,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	351,679
33,781	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	30,347
6,400	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	6,370
169,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	167,569
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	260,263
200,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	203,403
150,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	170,250
EUR 200,000		Hungary, Government of, Sr. Unsecd. Note, 4.875%, 3/25/2038	242,682
HUF 50,000,000		Hungary, Government of, Unsecd. Note, Series 30/A, 3.000%, 8/21/2030	150,610
205,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	554,905
50,000,000		Hungary, Government of, Unsecd. Note, Series 34/A, 2.250%, 6/22/2034	131,617
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	119,363
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.750%, 2/25/2041	191,680
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	217,712
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	220,897
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	216,136
200,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	51,250
MYR 900,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0425, 3.775%, 5/31/2045	221,628
1,260,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	329,588
2,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	506,384
MXN 7,500,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 2/21/2036	399,667
2,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.500%, 2/28/2030	115,807
6,600,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	350,116
$ 300,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	308,458
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	198,919
NGN 200,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 252D, 0.000%, 6/30/2026	143,417
315,000,000	[4]	Nigeria OMO Bill, Unsecd. Note, Series 245D, 0.000%, 9/22/2026	215,575
BRL 1,000,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	178,395
$ 400,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	393,422
200,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.875%, 4/8/2051	193,977
200,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	211,870
200,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	180,600
200,000		Peru, Government of, Sr. Unsecd. Note, 3.550%, 3/10/2051	139,625
PEN 950,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	292,839
1,400,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	431,351
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	91,701
PLN 360,000		Poland, Government of, Unsecd. Note, Series 0428, 2.750%, 4/25/2028	96,340
2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	605,084
490,000		Poland, Government of, Unsecd. Note, Series 1029, 2.750%, 10/25/2029	126,859
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	243,826
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	189,343
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	$ 118,663
$ 200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	213,940
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	179,688
7,000,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	434,361
$ 200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	196,635
106,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	101,701
COP 600,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.250%, 10/26/2050	94,569
$ 400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	293,972
EUR 200,000		Turkey, Government of, Sr. Unsecd. Note, 5.150%, 3/10/2034	228,651
$ 200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	194,820
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 5/22/2031	198,339
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	195,155
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 1/14/2038	194,061
TRY 13,000,000		Turkey, Government of, Unsecd. Note, Series 10Y, 27.700%, 9/27/2034	239,636
$ 5,445	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	3,818
20,347	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	10,817
14,329	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	8,237
435,500	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/1/2032	356,245
24,920	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	16,798
20,000	[3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	13,689
300,000	[5]	United Mexican States, Sr. Unsecd. Note, 6.125%, 2/9/2038	294,150
50,000	[2,3]	Venezuela, Government of, 9.375%, 1/13/2034	25,500
125,000	[2,3]	Venezuela, Government of, Bond, 9.250%, 9/15/2027	64,437
70,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	32,550
50,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 9.000%, 5/7/2099	24,500
50,000	[3]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	21,900
90,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 11.950%, 8/5/2031	50,850
200,000		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	158,538
141,412		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	140,314
		TOTAL	20,164,791
		State/Provincial—0.4%
50,000		Bono Gar Prov Del Chubut, Secured Note, 144A, 9.450%, 4/29/2036	51,729
50,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.050%, 5/13/2036	48,625
25,000		Province of Santa Fe, Sr. Unsecd. Note, 144A, 8.100%, 12/11/2034	24,625
		TOTAL	124,979
		Transportation—0.8%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	209,105
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $21,174,518)	21,954,152
		CORPORATE BONDS—15.6%
		Aerospace/Defense—0.3%
75,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 1/9/2038	72,131
		Air Transportation—0.0%
10,000		Latam Airlines Group SA, 144A, 7.875%, 4/15/2030	10,437
		Banking—0.8%
200,000	[2,3,6]	Alfa Bank (Alfa Bond), Sub., REGS, 4.546%, 4/15/2030	10,000
200,000	[1,2,3,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,3,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2030	10,000
200,000	[1]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.375%, 5/26/2031	200,214
		TOTAL	230,214
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—0.7%
$ 200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	$ 192,513
		Forest Products & Paper—0.4%
100,000		Suzano Netherlands Bv, Sr. Unsecd. Note, 5.500%, 1/15/2036	97,309
		Media—0.2%
50,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.625%, 1/15/2040	43,832
		Metals & Mining—3.0%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	209,842
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,039
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	412,205
		TOTAL	823,086
		Mining—0.7%
200,000		Marcobre Sac, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2036	196,750
		Oil & Gas—6.6%
150,000		Ecopetrol SA, Sr. Unsecd. Note, 8.375%, 1/19/2036	153,822
200,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	211,466
50,000		Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.750%, 11/14/2037	50,400
50,000		Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.875%, 12/16/2034	51,491
300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.125%, 9/10/2030	296,775
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 1/10/2036	497,500
200,000		Qazaqgaz Nc Jsc, Sr. Unsecd. Note, 144A, 5.625%, 5/8/2036	196,262
200,000		Sonangol Finance Ltd., Sr. Unsecd. Note, 144A, 10.000%, 1/29/2031	205,772
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	16,045
75,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	79,540
25,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	25,844
		TOTAL	1,784,917
		Real Estate—0.1%
164,952	[2,3,4]	Country Garden Services Holdings Co. Ltd., Sr. Unsecd. Note, Series AI, 0.000%, 12/31/2031	15,159
		Telecommunications—0.7%
200,000		HTA Group Ltd, Inc./Mauritius, Sr. Unsecd. Note, 144A, 6.750%, 4/1/2031	203,334
		Telecommunications & Cellular—1.3%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	116,852
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	209,047
25,000		Telecom Argentina S.A., Sr. Unsecd. Note, REGS, 9.250%, 5/28/2033	26,628
		TOTAL	352,527
		Utilities—0.8%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	204,449
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,998,953)	4,226,658
		COMMON STOCKS—0.0%
		Real Estate—0.0%
600	[2]	Country Garden Services Holdings Co. Ltd. (IDENTIFIED COST $32)	18
		EXCHANGE-TRADED FUND—0.2%
1,047	[2]	iShares Emerging Markets Local Currency Bond ETF (IDENTIFIED COST $44,775)	44,100
		PURCHASED PUT OPTIONS—0.0%
		Foreign Currency—0.0%
$ 60,000		USD PUT/JPY CALL, Morgan Stanley, Notional Amount $60,000, Exercise Price $158.85, Expiration Date 6/2/2026 (IDENTIFIED COST $293)	49
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—3.6%
982,216	Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[7] (IDENTIFIED COST $982,216)	982,216
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $27,200,787)[8]	$27,207,193
	OTHER ASSETS AND LIABILITIES - NET—(0.5%)[9]	(127,876)
	NET ASSETS—100.0%	$27,079,317
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$536,055	September 2026	$1,140
United States Treasury Notes 10 Year Long Futures	8	$878,625	September 2026	$2,823
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,963
At May 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/17/2026	Barclays	24,566,798 CLP	$26,792	$813
6/17/2026	Barclays	49,334,166 CLP	$54,683	$754
6/17/2026	Barclays	24,919,960 CLP	$27,992	$10
6/17/2026	Credit Agricole	24,147,692 CLP	$27,330	$(196)
6/17/2026	Morgan Stanley	24,504,979 CLP	$27,604	$(68)
6/17/2026	Morgan Stanley	99,939,137 COP	$27,602	$(617)
6/17/2026	Morgan Stanley	1,840,400 ZAR	$109,025	$4,317
6/17/2026	UBS	1,850,000 CNY	$268,786	$4,864
6/17/2026	Wells Fargo	330,000 EUR	$388,164	$(2,967)
6/18/2026	Morgan Stanley	106,182 MYR	$26,849	$(55)
7/13/2026	Bank of America	27,434,400 CLP	$30,000	$833
7/13/2026	Barclays	20,000,000 CLP	$22,515	$(38)
7/13/2026	Barclays	$10,000	164,429 ZAR	$(104)
7/13/2026	BNP Paribas	56,500 BRL	$10,995	$88
7/13/2026	State Street	30,000 AUD	32,800 CHF	$434
7/13/2026	State Street	$10,000	174,821 MXN	$(46)
7/13/2026	Wells Fargo	10,000,000 CLP	$11,029	$210
8/19/2026	Morgan Stanley	411,200 EGP	$7,573	$302
8/19/2026	Standard Chartered Bank	760,000 EGP	$15,145	$(592)
Contracts Sold:
6/17/2026	BNP Paribas	200,000 EUR	$231,576	$(1,876)
6/17/2026	Credit Agricole	24,147,692 CLP	$26,880	$(255)
6/17/2026	Credit Agricole	1,037,400 EUR	$1,194,820	$(16,099)
6/17/2026	Goldman Sachs	206,924,008 COP	$55,263	$(611)
6/17/2026	JPMorgan	910,000 PEN	$263,325	$(3,034)
6/17/2026	Standard Chartered Bank	969,729 PEN	$281,783	$(2,059)
6/17/2026	UBS	703,000,000 COP	$189,030	$(794)
6/17/2026	Wells Fargo	448,018,594 COP	$119,526	$(1,448)
6/18/2026	Barclays	106,182 MYR	$27,123	$329
7/13/2026	Bank of America	13,312,500 CLP	$14,929	$(33)
7/13/2026	Bank of America	$10,000	8,877,000 CLP	$(23)
7/13/2026	Bank of America	$10,000	176,895 MXN	$166
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
7/13/2026	Bank of America	$10,000	163,190 ZAR	$28
7/13/2026	Barclays	22,998,900 CLP	$25,890	$42
7/13/2026	Goldman Sachs	$20,000	330,999 ZAR	$340
7/13/2026	Standard Chartered Bank	$20,000	348,591 MXN	$32
8/4/2026	UBS	1,410,904 BRL	$276,721	$1,457
9/16/2026	Goldman Sachs	278,858,365 COP	$74,744	$1,147
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(14,749)
At May 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2026[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swap:
Citi	CDX Index EM Series 45	Sell	1.00%	6/20/2031	1.50%	$450,000	$(10,080)	$(10,783)	$(703)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2025	$885,174
Purchases at Cost	$10,498,161
Proceeds from Sales	$(10,401,119)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$982,216
Shares Held as of 5/31/2026	982,216
Dividend Income	$15,274

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Non-income-producing security.
3	Issuer in default.
4	Zero coupon bond.
5
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, these restricted securities amounted to $294,150, which represented 1.1% of net assets.

6
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $26,950,280.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$21,954,152	$—	$21,954,152
Corporate Bonds	—	4,196,658	30,000	4,226,658
Exchange-Traded Fund	44,100	—	—	44,100
Purchased Put Options	49	—	—	49
Equity Security:
Common Stocks
International	—	18	—	18
Investment Company	982,216	—	—	982,216
TOTAL SECURITIES	$1,026,365	$26,150,828	$30,000	$27,207,193
Other Financial Instruments:
Assets
Futures Contracts	$3,963	$—	$—	$3,963
Foreign Exchange Contracts	—	16,166	—	16,166
Liabilities
Swap Contracts	—	(10,080)	—	(10,080)
Foreign Exchange Contracts	—	(30,915)	—	(30,915)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,963	$(24,829)	$—	$(20,866)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
HUF	—Hungarian Forint
JSC	—Joint Stock Company
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
TRY	—Turkish Lira
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.89	$7.92	$7.28	$6.80	$8.41	$8.85
Income From Investment Operations:
Net investment income[1]	0.32	0.57	0.63	0.53	0.50	0.44
Net realized and unrealized gain (loss)	0.07	0.50	0.22	0.20	(1.80)	(0.60)
TOTAL FROM INVESTMENT OPERATIONS	0.39	1.07	0.85	0.73	(1.30)	(0.16)
Less Distributions:
Distributions from net investment income	(0.19)	(0.09)	(0.21)	(0.25)	(0.31)	(0.28)
Return of capital[2]	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.10)	(0.21)	(0.25)	—	—
Net Asset Value, End of Period	$9.09	$8.89	$7.92	$7.28	$6.80	$8.41
Total Return[3]	4.46%	13.77%	11.78%	11.00%	(15.60)%	(1.96)%
Ratios to Average Net Assets:
Net expenses[4]	1.19%[5,6]	1.19%[6]	1.18%[6]	1.19%	1.18%	1.18%
Net investment income	7.16%[5]	7.02%	8.24%	7.63%	6.21%	5.01%
Expense waiver/reimbursement[7]	1.60%[5]	2.11%	2.25%	2.03%	1.43%	1.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,733	$11,433	$11,277	$12,128	$12,442	$28,558
Portfolio turnover[8]	51%	59%	58%	72%	81%	74%

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 1.18% and 1.18% for the six months ended May 31, 2026, and the years ended November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.75	$7.86	$7.22	$6.75	$8.35	$8.80
Income From Investment Operations:
Net investment income[1]	0.28	0.51	0.56	0.48	0.46	0.39
Net realized and unrealized gain (loss)	0.09	0.48	0.23	0.19	(1.80)	(0.63)
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.99	0.79	0.67	(1.34)	(0.24)
Less Distributions:
Distributions from net investment income	(0.17)	(0.09)	(0.15)	(0.20)	(0.26)	(0.21)
Return of capital[2]	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.10)	(0.15)	(0.20)	—	—
Net Asset Value, End of Period	$8.95	$8.75	$7.86	$7.22	$6.75	$8.35
Total Return[3]	4.21%	12.71%	11.06%	10.10%	(16.23)%	(2.79)%
Ratios to Average Net Assets:
Net expenses[4]	1.94%[5,6]	1.94%[6]	1.93%[6]	1.94%	1.93%	1.93%
Net investment income	6.24%[5]	6.26%	7.43%	7.03%	5.61%	4.51%
Expense waiver/reimbursement[7]	1.58%[5]	2.03%	2.22%	2.03%	1.48%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$316	$173	$91	$162	$257	$501
Portfolio turnover[8]	51%	59%	58%	72%	81%	74%

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.93%, 1.93% and 1.93% for the six months ended May 31, 2026, and the years ended November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.92	$7.93	$7.29	$6.81	$8.42	$8.87
Income From Investment Operations:
Net investment income[1]	0.33	0.60	0.65	0.55	0.55	0.46
Net realized and unrealized gain (loss)	0.08	0.50	0.22	0.20	(1.83)	(0.61)
TOTAL FROM INVESTMENT OPERATIONS	0.41	1.10	0.87	0.75	(1.28)	(0.15)
Less Distributions:
Distributions from net investment income	(0.22)	(0.10)	(0.23)	(0.27)	(0.33)	(0.30)
Return of capital[2]	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.11)	(0.23)	(0.27)	—	—
Net Asset Value, End of Period	$9.11	$8.92	$7.93	$7.29	$6.81	$8.42
Total Return[3]	4.62%	14.05%	12.04%	11.26%	(15.37)%	(1.81)%
Ratios to Average Net Assets:
Net expenses[4]	0.94%[5,6]	0.94%[6]	0.93%[6]	0.94%	0.93%	0.93%
Net investment income	7.33%[5]	7.27%	8.65%	7.86%	6.66%	5.22%
Expense waiver/reimbursement[7]	1.58%[5]	2.01%	2.24%	2.03%	1.48%	1.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,030	$9,848	$4,344	$5,392	$5,479	$10,464
Portfolio turnover[8]	51%	59%	58%	72%	81%	74%

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.93%, 0.93% and 0.93% for the six months ended May 31, 2026, and the years ended November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $982,216 of investment in affiliated holdings* (identified cost $27,200,787, including $982,216 of identified cost in affiliated holdings)	$27,207,193
Cash collateral on swap contracts	43,855
Cash denominated in foreign currencies (identified cost $96,525)	97,126
Receivable for investments sold	556,544
Income receivable	486,693
Due from broker (Note 2)	21,250
Unrealized appreciation on foreign exchange contracts	16,166
Receivable for shares sold	5,038
Receivable for periodic payments from swap contracts	507
Receivable for variation margin on futures contracts	445
Total Assets	28,434,817
Liabilities:
Payable for investments purchased	$1,115,279
Payable for shares redeemed	118,277
Unrealized depreciation on foreign exchange contracts	30,915
Payable for auditing fees	21,325
Swaps, at value (premium received $10,783)	10,080
Payable for capital gains taxes	1,758
Payable to adviser (Note 5)	1,549
Payable for other service fees (Notes 2 and 5)	1,506
Payable for distribution services fee (Note 5)	200
Accrued expenses	54,611
TOTAL LIABILITIES	1,355,500
Net assets for 2,975,136 shares outstanding	$27,079,317
Net Assets Consist of:
Paid-in capital	$42,700,247
Total distributable earnings (loss)	(15,620,930)
NET ASSETS	$27,079,317
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($11,733,354 ÷ 1,290,435 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$9.09
Offering price per share (100/95.50 of $9.09)	$9.52
Redemption proceeds per share	$9.09
Class C Shares:
Net asset value per share ($315,845 ÷ 35,294 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.95
Offering price per share	$8.95
Redemption proceeds per share (99.00/100 of $8.95)	$8.86
Institutional Shares:
Net asset value per share ($15,030,118 ÷ 1,649,407 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.11
Offering price per share	$9.11
Redemption proceeds per share	$9.11

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $7,943)	$988,770
Dividends received from affiliated holdings*	15,274
TOTAL INCOME	1,004,044
Expenses:
Investment adviser fee (Note 5)	$102,795
Administrative fee (Note 5)	10,648
Custodian fees	19,599
Transfer agent fees	17,662
Directors’/Trustees’ fees (Note 5)	1,350
Auditing fees	23,036
Legal fees	5,187
Distribution services fee (Note 5)	922
Other service fees (Notes 2 and 5)	14,710
Portfolio accounting fees	80,357
Share registration costs	29,075
Printing and postage	11,052
Miscellaneous (Note 5)	4,668
TOTAL EXPENSES	321,061
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(102,795)
Reimbursement of other operating expenses (Note 5)	(89,446)
Reduction of custodian fees (Note 6)	(293)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(192,534)
Net expenses	128,527
Net investment income	875,517
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(171,187)
Net realized gain on foreign exchange contracts	12,791
Net realized loss on futures contracts	(28,726)
Net realized gain on written options	124
Net realized loss on swap contracts	(5,860)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including increase in payable for capital gains taxes of $141)	316,318
Net change in unrealized depreciation of foreign exchange contracts	1,219
Net change in unrealized appreciation of futures contracts	2,308
Net change in unrealized depreciation of swap contracts	(501)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	126,486
Change in net assets resulting from operations	$1,002,003

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$875,517	$1,205,176
Net realized loss	(192,858)	(1,556,811)
Net change in unrealized appreciation/depreciation	319,344	2,595,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,002,003	2,244,197
Distributions to Shareholders:
Class A Shares	(248,613)	(129,052)
Class C Shares	(4,953)	(959)
Institutional Shares	(299,410)	(52,090)
Return of Capital
Class A Shares	—	(19,143)
Class C Shares	—	(142)
Institutional Shares	—	(7,727)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(552,976)	(209,113)
Share Transactions:
Proceeds from sale of shares	7,606,446	6,596,099
Net asset value of shares issued to shareholders in payment of distributions declared	522,813	190,161
Cost of shares redeemed	(2,952,586)	(3,078,652)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,176,673	3,707,608
Change in net assets	5,625,700	5,742,692
Net Assets:
Beginning of period	21,453,617	15,710,925
End of period	$27,079,317	$21,453,617
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Emerging Market Debt Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. There may be a month or extended periods of months when the Fund is not able to declare and pay dividends because the Fund does not have income available for distribution, including, among other reasons, due to realized losses in the portfolio that reduce or eliminate the income available for distribution. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $192,534 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$14,403
Class C Shares	307
TOTAL	$14,710
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Semi-Annual Financial Statements and Additional Information

Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy protection and sell protection contracts held by the Fund throughout the period was $67,857 and $92,857, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $34,389 and $26,372, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,150,110. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at the year end are listed in the Fund’s Portfolio of Investments. As of May 31, 2026, the Fund had no outstanding written options.
The average market value of purchased put and call options held by the Fund throughout the period was $7 and $12, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	16,166	Unrealized depreciation on foreign exchange contracts	30,915
Interest rate contracts	Receivable for variation margin on futures contracts	3,963*	Payable for variation margin on future contracts	—
Credit contracts	Swaps, at value	—	Swaps, at value	10,080
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$20,129		$40,995

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(28,726)	$—	$—	$—	$(28,726)
Foreign exchange contracts	—	—	12,791	(651)	124	12,264
Credit contracts	(5,860)	—	—	—	—	(5,860)
TOTAL	$(5,860)	$(28,726)	$12,791	$(651)	$124	$(22,322)

1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$2,308	$—	$—	$2,308
Foreign exchange contracts	—	—	1,219	(245)	974
Credit contracts	(501)	—	—	—	(501)
TOTAL	$(501)	$2,308	$1,219	$(245)	$2,781

1
The net change in unrealized appreciation of Purchased Options is found within the net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.

Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2026, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$16,166	$(2,719)	$—	$13,447

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$10,080	$—	$—	$10,080
Foreign exchange contracts	30,915	(2,719)	—	28,196
TOTAL	$40,995	$(2,719)	$—	$38,276
The Fund has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNA. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at May 31, 2026, the Fund could be required to pay this amount in cash to its counterparties. The Fund did not pledge any collateral against this net liability position as of May 31, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	52,350	$473,695	53,394	$439,088
Shares issued to shareholders in payment of distributions declared	24,191	218,554	16,657	129,294
Shares redeemed	(72,652)	(655,777)	(207,213)	(1,690,173)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,889	$36,472	(137,162)	$(1,121,791)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,624	$139,524	10,258	$85,920
Shares issued to shareholders in payment of distributions declared	558	4,953	143	1,102
Shares redeemed	(634)	(5,673)	(2,216)	(18,052)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	15,548	$138,804	8,185	$68,970
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	765,475	$6,993,227	716,494	$6,071,091
Shares issued to shareholders in payment of distributions declared	33,098	299,306	7,687	59,765
Shares redeemed	(253,300)	(2,291,136)	(167,577)	(1,370,427)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	545,273	$5,001,397	556,604	$4,760,429
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	564,710	$5,176,673	427,627	$3,707,608
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $26,950,280. The net unrealized appreciation of investments for federal tax purposes was $29,357,034. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $37,099,394 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,742,360. The amounts presented are inclusive of derivative contracts.
As of November 30, 2025, the Fund had a capital loss carryforward of $16,098,826 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,841,598	$8,257,228	$16,098,826
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $102,493 of its fee and voluntarily reimbursed $89,446 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $302.
Some or all of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the six months ended May 31, 2026, the Sub-Adviser earned a fee of $23,703.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.088% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Semi-Annual Financial Statements and Additional Information

For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$922
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2026, FSC retained $522 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $1,794 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC did not retain any sales charges.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Class A Shares, Class C Shares and Institutional Shares was 1.18%, 1.93% and 0.93%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2026, the Fund’s expenses were offset by $293 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$16,849,767
Sales	$11,526,757
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
Semi-Annual Financial Statements and Additional Information

10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board noted that, for the year ended December 31, 2025, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive either not to apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Emerging Market Debt Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | FGFAX	C | FGFCX	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated Hermes International Leaders Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.3%
		Australia—0.7%
1,350,705		Glencore PLC	$ 10,282,635
		Belgium—2.8%
175,106		Anheuser-Busch InBev SA/NV	14,021,905
100,254		UCB SA	29,431,640
		TOTAL	43,453,545
		Denmark—2.4%
109,977		DSV A/S	27,393,385
343,771	[1]	Genmab A/S, ADR	9,051,491
		TOTAL	36,444,876
		France—16.7%
144,442		Air Liquide SA	30,001,529
65,752		Airbus SE	13,770,422
566,092		AXA SA	26,153,053
136,142		BNP Paribas SA	14,682,993
304,770		Bouygues SA	17,929,361
369,057		Compagnie de St. Gobain SA	33,980,633
291,271		Compagnie Generale des Etablissements Michelin SCA, Class B	10,647,883
551,099		Engie SA	17,007,660
95,418		Legrand SA	16,253,731
43,346		LVMH Moet Hennessy Louis Vuitton SE	24,020,499
1,474,943		Orange SA	30,871,703
253,443		Societe Generale SA	21,032,813
		TOTAL	256,352,280
		Germany—9.9%
29,089		Allianz SE	12,940,971
467,144		Deutsche Bank AG	15,181,445
1,067,195		Deutsche Telekom AG	35,909,608
106,260		Heidelberg Materials AG	23,649,858
218,695		Infineon Technologies AG	20,691,867
5,230		Rheinmetall AG	7,885,481
80,564		RWE AG	5,126,480
79,597		Siemens AG	25,050,625
28,407		Siemens Energy AG	5,398,087
		TOTAL	151,834,422
		Hong Kong—0.6%
682,760		Prudential PLC	9,845,871
		Ireland—0.6%
114,281		Kerry Group PLC	9,752,680
		Italy—4.1%
1,915,282		Enel SpA	21,435,333
1,243,478		Saipem SpA	5,975,676
11,279,648	[1]	Telecom Italia SpA	9,592,876
306,397		UniCredit SpA	26,370,436
		TOTAL	63,374,321
		Japan—19.2%
108,100		Advantest Corp.	17,623,231
200,400		Fujikura Ltd.	5,988,349
1,009,900		Hitachi Ltd.	32,711,242
Semi-Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
79,900		Hoya Corp.	$ 13,567,686
699,700		Kawasaki Heavy Industries Ltd.	13,759,739
64,500		Keyence Corp.	32,404,449
795,200		Mitsubishi Estate Co. Ltd.	20,177,432
1,357,600		Mitsubishi UFJ Financial Group, Inc.	25,530,000
1,192,000		Mitsui Fudosan Co. Ltd.	11,423,288
92,000		Murata Manufacturing Co. Ltd.	5,548,596
477,600		NEC Corporation	12,322,272
841,200	[1]	Renesas Electronics Corp.	23,713,981
300,200		Shin-Etsu Chemical Co. Ltd.	14,604,303
1,443,900		Sony Group Corp.	31,138,452
589,546		Sumitomo Mitsui Financial Group, Inc.	21,537,114
149,900		TDK Corp.	3,860,269
424,900		Toyota Motor Corp.	8,046,076
		TOTAL	293,956,479
		Netherlands—6.3%
33,718	[1]	Argenx SE, ADR	28,187,911
14,532		ASM International NV	15,215,667
24,484		ASML Holding NV	39,494,854
171,868		Heineken NV	13,417,611
		TOTAL	96,316,043
		South Africa—1.1%
300,182		Anglo American PLC	16,002,627
		South Korea—1.9%
137,194		Samsung Electronics Co. Ltd.	28,905,626
		Spain—2.3%
2,235,761		Banco Santander SA	28,017,308
181,300	[1]	Tecnicas Reunidas SA	6,656,960
		TOTAL	34,674,268
		Sweden—2.1%
190,808		Assa Abloy AB, Class B	6,851,473
741,282		Atlas Copco AB, Class A	14,126,595
21,039	[1]	Spotify Technology SA	10,470,689
		TOTAL	31,448,757
		Switzerland—2.3%
51,970		Cie Financiere Richemont SA	11,198,849
56,195		Galderma Group AG	11,952,440
254,069		UBS Group AG	12,047,549
		TOTAL	35,198,838
		Taiwan—2.2%
80,914		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	33,858,463
		Thailand—0.6%
13,705	[1]	Fabrinet	8,965,263
		United Kingdom—15.6%
267,720		AstraZeneca PLC	49,788,072
3,176,899		Barclays PLC	19,447,362
5,311,299		BT Group PLC	14,934,645
1,777,468		HSBC Holdings PLC	33,256,966
627,222		Imperial Brands PLC	22,840,487
2,733,687		Marks & Spencer Group PLC	13,101,523
2,165,948		Natwest Group PLC	17,308,491
Semi-Annual Financial Statements and Additional Information
2

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
3,546,123	Rentokil Initial PLC	$ 21,373,393
843,417	SSE PLC	26,475,301
641,171	Weir Group PLC/The	21,104,903
	TOTAL	239,631,143
	United States—8.9%
2,739,050	BP PLC	19,132,550
101,103	CRH PLC	10,998,995
85,563	Nestle SA, ADR	8,679,511
44,386	Roche Holding AG	18,684,477
83,817	Schneider Electric SA	26,339,167
835,980	Shell PLC	35,168,300
433,160	Smurfit Westrock PLC	17,759,076
	TOTAL	136,762,076
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,140,701,804)	1,537,060,213
	INVESTMENT COMPANY—0.1%
1,418,815	Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[2] (IDENTIFIED COST $1,418,815)	1,418,815
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $1,142,120,619)[3]	1,538,479,028
	OTHER ASSETS AND LIABILITIES - NET—(0.4%)[4]	(6,034,482)
	NET ASSETS—100%	$1,532,444,546
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2025	$2,089,282
Purchases at Cost	$453,095,368
Proceeds from Sales	$(453,765,835)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$1,418,815
Shares Held as of 5/31/2026	1,418,815
Dividend Income	$648,993

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$90,533,817	$1,309,764,320	$—	$1,400,298,137
Domestic	19,678,506	117,083,570	—	136,762,076
Investment Company	1,418,815	—	—	1,418,815
TOTAL SECURITIES	$111,631,138	$1,426,847,890	$—	$1,538,479,028

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.63	$37.35	$35.99	$34.33	$40.90	$39.11
Income From Investment Operations:
Net investment income[1]	0.38	0.67	0.53	0.50	0.59	0.26
Net realized and unrealized gain (loss)	4.05	9.93	1.93	2.49	(1.51)	1.57
TOTAL FROM INVESTMENT OPERATIONS	4.43	10.60	2.46	2.99	(0.92)	1.83
Less Distributions:
Distributions from net investment income	(1.01)	(0.55)	(0.47)	(0.61)	(0.20)	(0.04)
Distributions from net realized gain	(2.98)	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(3.99)	(1.32)	(1.10)	(1.33)	(5.65)	(0.04)
Net Asset Value, End of Period	$47.07	$46.63	$37.35	$35.99	$34.33	$40.90
Total Return[2]	10.13%	29.47%	6.92%	9.17%	(2.96)%	4.67%
Ratios to Average Net Assets:
Net expenses[3]	1.07%[4]	1.07%[5]	1.07%[5]	1.14%	1.23%	1.22%
Net investment income	1.66%[4]	1.61%	1.40%	1.41%	1.77%	0.60%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.17%	0.22%	0.15%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$276,977	$263,053	$232,999	$247,001	$241,568	$274,479
Portfolio turnover[7]	43%	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.07% and 1.07% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.04	$33.76	$32.57	$31.12	$37.65	$36.26
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.34	0.22	0.22	0.27	(0.08)
Net realized and unrealized gain (loss)	3.64	8.98	1.76	2.26	(1.35)	1.47
TOTAL FROM INVESTMENT OPERATIONS	3.82	9.32	1.98	2.48	(1.08)	1.39
Less Distributions:
Distributions from net investment income	(0.71)	(0.27)	(0.16)	(0.31)	—	—
Distributions from net realized gain	(2.98)	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(3.69)	(1.04)	(0.79)	(1.03)	(5.45)	—
Net Asset Value, End of Period	$42.17	$42.04	$33.76	$32.57	$31.12	$37.65
Total Return[2]	9.71%	28.49%	6.12%	8.35%	(3.70)%	3.83%
Ratios to Average Net Assets:
Net expenses[3]	1.84%[4]	1.82%[5]	1.82%[5]	1.90%	2.02%	2.01%
Net investment income (loss)	0.89%[4]	0.91%	0.64%	0.67%	0.89%	(0.20)%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.17%	0.19%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,683	$12,556	$12,294	$16,364	$23,458	$38,052
Portfolio turnover[7]	43%	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.82% and 1.82% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.22	$37.03	$35.70	$34.05	$40.59	$38.86
Income From Investment Operations:
Net investment income[1]	0.34	0.59	0.47	0.44	0.52	0.18
Net realized and unrealized gain (loss)	4.01	9.86	1.92	2.48	(1.49)	1.55
TOTAL FROM INVESTMENT OPERATIONS	4.35	10.45	2.39	2.92	(0.97)	1.73
Less Distributions:
Distributions from net investment income	(0.94)	(0.49)	(0.43)	(0.55)	(0.12)	—
Distributions from net realized gain	(2.98)	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(3.92)	(1.26)	(1.06)	(1.27)	(5.57)	—
Net Asset Value, End of Period	$46.65	$46.22	$37.03	$35.70	$34.05	$40.59
Total Return[2]	10.04%	29.26%	6.76%	9.00%	(3.12)%	4.45%
Ratios to Average Net Assets:
Net expenses[3]	1.23%[4]	1.23%[5]	1.23%[5]	1.29%	1.42%	1.41%
Net investment income	1.48%[4]	1.44%	1.25%	1.25%	1.57%	0.42%
Expense waiver/reimbursement[6]	0.38%[4]	0.39%	0.42%	0.45%	0.39%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,320	$28,502	$27,305	$29,151	$27,359	$32,593
Portfolio turnover[7]	43%	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.23% and 1.23% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.75	$37.46	$36.09	$34.42	$40.99	$39.19
Income From Investment Operations:
Net investment income[1]	0.43	0.81	0.66	0.60	0.66	0.37
Net realized and unrealized gain (loss)	4.07	9.92	1.92	2.49	(1.48)	1.56
TOTAL FROM INVESTMENT OPERATIONS	4.50	10.73	2.58	3.09	(0.82)	1.93
Less Distributions:
Distributions from net investment income	(1.13)	(0.67)	(0.58)	(0.70)	(0.30)	(0.13)
Distributions from net realized gain	(2.98)	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(4.11)	(1.44)	(1.21)	(1.42)	(5.75)	(0.13)
Net Asset Value, End of Period	$47.14	$46.75	$37.46	$36.09	$34.42	$40.99
Total Return[2]	10.29%	29.83%	7.23%	9.47%	(2.69)%	4.94%
Ratios to Average Net Assets:
Net expenses[3]	0.79%[4]	0.79%[5]	0.78%[5]	0.85%	0.97%	0.96%
Net investment income	1.88%[4]	1.94%	1.74%	1.73%	1.96%	0.86%
Expense waiver/reimbursement[6]	0.16%[4]	0.17%	0.20%	0.23%	0.14%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,086,825	$1,092,542	$834,986	$793,534	$582,859	$812,167
Portfolio turnover[7]	43%	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.78% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.70	$37.42	$36.05	$34.38	$40.95	$39.15
Income From Investment Operations:
Net investment income[1]	0.45	0.78	0.67	0.59	0.69	0.39
Net realized and unrealized gain (loss)	4.06	9.96	1.92	2.52	(1.49)	1.56
TOTAL FROM INVESTMENT OPERATIONS	4.51	10.74	2.59	3.11	(0.80)	1.95
Less Distributions:
Distributions from net investment income	(1.15)	(0.69)	(0.59)	(0.72)	(0.32)	(0.15)
Distributions from net realized gain	(2.98)	(0.77)	(0.63)	(0.72)	(5.45)	—
TOTAL DISTRIBUTIONS	(4.13)	(1.46)	(1.22)	(1.44)	(5.77)	(0.15)
Net Asset Value, End of Period	$47.08	$46.70	$37.42	$36.05	$34.38	$40.95
Total Return[2]	10.32%	29.91%	7.28%	9.54%	(2.65)%	4.99%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%[5]	0.73%[5]	0.80%	0.92%	0.91%
Net investment income	1.97%[4]	1.89%	1.78%	1.71%	2.08%	0.91%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.17%	0.21%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,639	$122,605	$100,037	$82,346	$48,266	$55,560
Portfolio turnover[7]	43%	66%	85%	80%	72%	74%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.74% and 0.73% for the years ended
November 30, 2025 and 2024, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $1,418,815 of investment in an affiliated holding* (identified cost $1,142,120,619, including $1,418,815 of identified cost in an affiliated holding)	$1,538,479,028
Cash denominated in foreign currencies (identified cost $220,924)	221,178
Income receivable	5,724,735
Receivable for investments sold	3,888,140
Receivable for shares sold	887,844
Total Assets	1,549,200,925
Liabilities:
Payable for investments purchased	$15,186,883
Payable for shares redeemed	1,154,431
Payable for investment adviser fee (Note 5)	81,517
Payable for other service fees (Notes 2 and 5)	62,848
Payable for distribution services fee (Note 5)	14,282
Payable for administrative fee (Note 5)	9,702
Accrued expenses (Note 5)	246,716
TOTAL LIABILITIES	16,756,379
Net assets for 32,557,261 shares outstanding	$1,532,444,546
Net Assets Consist of:
Paid-in capital	$1,062,118,257
Total distributable earnings (loss)	470,326,289
NET ASSETS	$1,532,444,546
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($276,977,259 ÷ 5,884,643 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$47.07
Offering price per share (100/94.50 of $47.07)	$49.81
Redemption proceeds per share	$47.07
Class C Shares:
Net asset value per share ($12,682,681 ÷ 300,734 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$42.17
Offering price per share	$42.17
Redemption proceeds per share (99.00/100 of $42.17)	$41.75
Class R Shares:
Net asset value per share ($29,320,270 ÷ 628,564 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$46.65
Offering price per share	$46.65
Redemption proceeds per share	$46.65
Institutional Shares:
Net asset value per share ($1,086,825,404 ÷ 23,053,198 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$47.14
Offering price per share	$47.14
Redemption proceeds per share	$47.14
Class R6 Shares:
Net asset value per share ($126,638,932 ÷ 2,690,122 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$47.08
Offering price per share	$47.08
Redemption proceeds per share	$47.08

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Dividends (including $623,055 received from an affiliated holding* and net of foreign taxes withheld of $1,078,980)	$20,974,011
Net income on securities loaned (includes $25,938 earned from an affiliated holding* related to cash collateral balances) (Note 2)	841
TOTAL INCOME	20,974,852
Expenses:
Investment adviser fee (Note 5)	$5,624,385
Administrative fee (Note 5)	603,906
Custodian fees	133,268
Transfer agent fees (Note 2)	718,077
Directors’/Trustees’ fees (Note 5)	5,088
Auditing fees	21,567
Legal fees	3,894
Distribution services fee (Note 5)	120,180
Other service fees (Notes 2 and 5)	354,504
Portfolio accounting fees	115,350
Share registration costs	68,269
Printing and postage	31,025
Miscellaneous (Note 5)	21,566
TOTAL EXPENSES	7,821,079
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(996,754)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(197,080)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,193,834)
Net expenses	6,627,245
Net investment income	14,347,607
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	71,574,094
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	60,699,104
Net realized and unrealized gain (loss) on investments and foreign currency transactions	132,273,198
Change in net assets resulting from operations	$146,620,805

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,347,607	$25,552,695
Net realized gain	71,574,094	101,452,471
Net change in unrealized appreciation/depreciation	60,699,104	222,879,016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	146,620,805	349,884,182
Distributions to Shareholders:
Class A Shares	(22,756,428)	(8,268,193)
Class C Shares	(1,083,319)	(374,801)
Class R Shares	(2,437,893)	(927,347)
Institutional Shares	(98,997,232)	(31,839,638)
Class R6 Shares	(10,991,866)	(3,929,794)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(136,266,738)	(45,339,773)
Share Transactions:
Proceeds from sale of shares	244,846,545	494,294,277
Net asset value of shares issued to shareholders in payment of distributions declared	118,288,174	39,315,195
Cost of shares redeemed	(360,301,216)	(526,517,505)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,833,503	7,091,967
Change in net assets	13,187,570	311,636,376
Net Assets:
Beginning of period	1,519,256,976	1,207,620,600
End of period	$1,532,444,546	$1,519,256,976
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $1,193,834 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2026, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$134,336	$—
Class C Shares	7,235	—
Class R Shares	39,020	(776)
Institutional Shares	527,568	(159,953)
Class R6 Shares	9,918	—
TOTAL	$718,077	$(160,729)
Semi-Annual Financial Statements and Additional Information
14

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time.
For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$338,678
Class C Shares	15,826
TOTAL	$354,504
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and currency risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At May 31, 2026, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2026, the Fund has no outstanding securities on loan.
Semi-Annual Financial Statements and Additional Information
15

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2026, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	304,010	$13,942,892	513,611	$20,952,049
Shares issued to shareholders in payment of distributions declared	460,603	20,515,321	207,724	7,501,080
Shares redeemed	(521,745)	(23,863,652)	(1,317,748)	(53,935,824)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	242,868	$10,594,561	(596,413)	$(25,482,695)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	38,195	$1,591,397	63,485	$2,357,257
Shares issued to shareholders in payment of distributions declared	26,115	1,042,210	11,036	362,082
Shares redeemed	(62,240)	(2,571,533)	(140,016)	(5,227,592)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,070	$62,074	(65,495)	$(2,508,253)
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	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	45,109	$2,052,692	91,903	$3,714,939
Shares issued to shareholders in payment of distributions declared	54,535	2,406,696	25,570	916,428
Shares redeemed	(87,790)	(3,991,674)	(238,192)	(9,348,557)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	11,854	$467,714	(120,719)	$(4,717,190)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,527,296	$207,670,259	10,554,558	$426,926,507
Shares issued to shareholders in payment of distributions declared	1,914,355	85,434,399	754,435	27,237,300
Shares redeemed	(6,757,117)	(304,348,191)	(10,229,350)	(413,964,341)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(315,466)	$(11,243,533)	1,079,643	$40,199,466
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	426,857	$19,589,305	992,597	$40,343,525
Shares issued to shareholders in payment of distributions declared	199,460	8,889,548	91,484	3,298,305
Shares redeemed	(561,719)	(25,526,166)	(1,131,892)	(44,041,191)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	64,598	$2,952,687	(47,811)	$(399,361)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,924	$2,833,503	249,205	$7,091,967
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $1,142,120,619. The net unrealized appreciation of investments for federal tax purposes was $396,358,409. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $415,681,546 and unrealized depreciation from investments for those securities having an excess of cost over value of $19,323,137.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.72% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $983,387 of its fee and voluntarily reimbursed $160,729 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $13,367.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$47,477	$—
Class R Shares	72,703	(36,351)
TOTAL	$120,180	$(36,351)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $4,792 in sales charges from the sale of Class A Shares. FSC also retained $308 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $14,306 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.90%, 1.24%, 0.79% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2026, the Fee Limit for the Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.08%, 1.89%, 1.23%, 0.78% and 0.73%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$651,051,751
Sales	$759,501,123
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes International Leaders Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to reduce fees of the Fund by 13 bps, such reduction to be effective February 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information
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whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes International Leaders Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated Hermes International Small-Mid Company Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.9%
		Australia—1.5%
184,941		Orica Ltd.	$ 3,045,614
877,497		South32 Ltd.	3,034,051
860,784		Steadfast Group Ltd.	2,529,283
		TOTAL	8,608,948
		Austria—1.4%
30,805		BAWAG Group AG	5,527,407
31,705		Vienna Insurance Group	2,332,476
		TOTAL	7,859,883
		Belgium—1.5%
14,568		D’ieteren Group	2,912,261
9,686		Financiere de Tubize SA	2,539,601
41,000		Syensqo SA	3,210,984
		TOTAL	8,662,846
		Brazil—1.2%
142,669		Patria Investments Ltd.	1,653,534
253,634		TOTVS SA	1,662,720
64,660		Yara International ASA	3,515,692
		TOTAL	6,831,946
		Canada—9.4%
153,000		Alamos Gold, Inc.	6,276,923
33,818	[1]	Aritzia, Inc.	3,797,212
40,000		Cameco Corp.	4,494,542
282,498	[1]	Capstone Copper Corp	3,075,686
47,557		CCL Industries, Inc., Class B	3,071,465
30,647		Dollarama, Inc.	3,919,099
61,057		Gildan Activewear, Inc.	3,725,024
234,031		Lundin Mining Corp.	6,990,459
125,000		Maple Leaf Foods, Inc.	2,714,612
69,409		Teck Resources Ltd., Class B	4,603,101
96,170		The North West Company Fund	3,611,302
119,419		TMX Group, Inc.	4,468,738
211,362		Whitecap Resources, Inc.	2,428,444
		TOTAL	53,176,607
		China—0.6%
265,000	[1]	UBTech Robotics Corp. Ltd.	3,460,358
		Denmark—1.8%
46,574		AL Sydbank AS	3,908,375
8,423	[1]	Genmab A/S	2,216,365
124,681		ROCKWOOL A/S	3,867,170
		TOTAL	9,991,910
		Finland—2.9%
58,125	[1]	Amer Sports, Inc.	2,068,087
269,486		Metso Corp.	5,143,720
610,000		Nokia Oyj	8,991,598
		TOTAL	16,203,405
		France—2.0%
7,700	[1]	Abivax SA, ADR	1,021,251
38,000		ALTEN SA	2,879,183
Semi-Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
23,989		Gaztransport Et Technigaz	$ 5,543,029
12,153	[2]	Vusion	1,901,418
		TOTAL	11,344,881
		Germany—5.5%
42,273		Continental AG	3,518,766
69,102		CTS Eventim AG	5,009,609
42,273		Fielmann Group AG	2,204,085
45,500	[1]	Gabler Group AG	2,557,164
12,681		Heidelberg Materials AG	2,822,359
28,157		Innoscripta SE	2,955,793
29,250		Nemetschek AG	2,108,567
36,058	[1]	Pfisterer Holding SE	4,374,136
55,006		RENK Group AG	3,646,019
78,204		Stabilus SE	1,735,033
		TOTAL	30,931,531
		Greece—1.0%
528,300	[1]	Piraeus Bank SA	5,615,809
		Hong Kong—1.0%
222,000		ASM Pacific Technology Ltd.	5,519,627
		India—1.2%
12,022		ABB Power Products & Systems India Ltd.	4,849,453
396,302		Varun Beverages Ltd.	2,203,774
		TOTAL	7,053,227
		Ireland—1.7%
275,591		Bank of Ireland Group PLC	5,600,073
93,448		Smurfit WestRock PLC	3,831,264
		TOTAL	9,431,337
		Israel—0.3%
19,550	[1,2]	NICE Ltd., ADR	1,811,503
		Italy—4.8%
63,875	[3]	Avio SpA	3,200,589
38,722	[2]	Brunello Cucinelli SpA	3,711,918
45,443		Buzzi Unicem SPA	2,453,775
317,042		Ermenegildo Zegna NV	4,660,518
163,805		FinecoBank Banca Fineco SpA	3,988,995
55,443		Finmeccanica SpA	3,511,524
105,681		Lottomatica Group S.p.A.	3,125,188
37,483		Moncler SpA	2,432,661
		TOTAL	27,085,168
		Japan—21.0%
142,700		Asahi Group Holdings Ltd.	1,366,257
110,000		Asics Corp.	3,340,560
190,300		Azbil Corp.	1,986,632
264,300		Chiba Bank Ltd.	3,853,968
110,000		Daiei Kankyo Co., Ltd.	2,716,642
120,500		Daifuku Co. Ltd.	5,522,148
327,700		Daiwa Securities Group, Inc.	3,082,992
10,500		Disco Corp.	4,309,714
52,900		Food & Life Companies Ltd.	3,612,516
24,800		Horiba Ltd.	4,111,887
148,000		IDEC Corp.	3,216,574
Semi-Annual Financial Statements and Additional Information
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
105,700		IHI Corp.	$ 1,836,832
110,000		Japan Airport Terminal Co. Ltd.	3,336,750
447,100		Japan Elevator Service Holdings Co. Ltd.	4,921,865
6,402		Japan Hotel REIT Investment Corp.	3,079,312
396,500		Kawasaki Heavy Industries Ltd.	7,797,251
139,100		Kohoku Kogyo Co., Ltd.	5,168,713
300,000		Kumagai Gumi Co.	2,693,750
84,600		Kurita Water Industries Ltd.	4,641,631
119,500		Kusuri No Aoki Holdings Co. Ltd.	2,603,285
80,000		Musashi Seimitsu Industry Co. Ltd.	4,753,159
539,000		Nippon Paint Holdings Co. Ltd.	3,572,817
84,600		Nippon Sanso Holdings Corp.	3,281,398
422,800		Pan Pacific International Holdings Corp.	2,327,779
135,400	[1,2]	PKSHA Technology, Inc.	2,693,141
196,200		Rohm Co. Ltd.	6,730,484
94,100		Shimadzu Corp.	2,228,254
443,900		Simplex Holdings, Inc.	2,972,115
151,100		THK Co. Ltd.	7,234,311
72,000		Tokyo Ohka Kogyo Co. Ltd.	4,965,802
150,000		Tokyo Tatemono Co. Ltd.	3,067,778
70,900		Toppan Holdings, Inc.	2,031,300
		TOTAL	119,057,617
		Kazakhstan—0.8%
59,016	[3]	NAC Kazatomprom JSC, GDR	4,263,627
		Macau—0.5%
1,961,200		MGM China Holdings Ltd.	2,691,578
		Mexico—0.5%
596,451		Prologis Property Mexico SA de CV	2,861,671
		Netherlands—4.0%
121,000		Aalberts N.V.	5,533,571
45,443		Akzo Nobel NV	3,458,996
4,227	[1]	Argenx SE, ADR	3,533,730
3,487		ASM International NV	3,651,048
153,237		CTP N.V.	2,900,851
23,249		Euronext NV	3,785,302
		TOTAL	22,863,498
		Norway—2.5%
3,000,000	[1]	AutoStore Holdings Ltd.	4,268,059
369,998		Norsk Hydro ASA	4,521,203
165,919		Subsea 7 SA	5,473,014
		TOTAL	14,262,276
		Peru—0.7%
490,000		Hochschild Mining PLC	4,039,475
		Poland—1.7%
63,409		Diagnostyka SA	3,111,009
200,793		Powszechny Zaklad Ubezpieczen SA	3,565,121
387,496	[1]	Zabka Group SA	2,735,854
		TOTAL	9,411,984
		Portugal—0.8%
4,093,546		Banco Comercial Portugues SA	4,621,529
Semi-Annual Financial Statements and Additional Information
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—1.6%
1,479,600		Mapletree Logistics Trust	$ 1,391,682
3,333,500	[1]	NTT DC REIT	3,265,726
64,000		STMicroelectronics N.V.	4,430,411
		TOTAL	9,087,819
		South Korea—2.4%
47,557		Hana Financial Holdings	3,633,902
6,832		Hanwha Aerospace Co. Ltd.	5,319,116
40,000		KC Tech Co. Ltd.	1,670,894
5,500		LIG Defense&Aerospace Co., Ltd.	2,920,890
		TOTAL	13,544,802
		Spain—4.0%
412,114		Almirall SA	5,470,001
412,114		Almirall SA, Rights	83,592
272,270		Bankinter S.A.	4,573,689
110,965		Logista	4,330,282
280,054		Merlin Properties SOCIMI SA	4,922,091
174,373		Puig Brands SA	3,270,166
		TOTAL	22,649,821
		Sweden—1.9%
500,000	[1]	Hexatronic Group AB	2,378,365
179,657		MilDef Group AB	3,618,090
105,309	[1]	Swedish Orphan Biovitrum AB	5,043,292
		TOTAL	11,039,747
		Switzerland—2.9%
100,080		Adecco Group AG	2,124,444
43,071		Dormakaba Holding AG	2,869,190
24,300		Inficon Holding AG	5,070,059
54,954	[1]	On Holding AG	2,243,222
20,169		Tecan AG	3,995,296
		TOTAL	16,302,211
		Taiwan—1.0%
250,000		Yageo Corp.	5,821,879
		Thailand—0.3%
845,500		Central Pattana PCL, NVDR	1,671,651
		United Kingdom—11.0%
59,000	[1,2,4]	AstraZeneca PLC, Rights	32,450
443,859		Baltic Classifieds Group PLC	1,072,018
591,811		Bridgepoint Group Ltd.	2,151,737
1,236,463		Centrica PLC	3,122,369
108,000		Computacenter PLC	6,467,343
36,989		Cranswick PLC	2,734,633
48,000		Diploma PLC	4,518,161
253,885		Ferrari NV	2,459,911
1,222,736		Harbour Energy PLC	4,335,441
93,000		IMI PLC	3,482,094
776,752		Marks & Spencer Group PLC	3,722,677
14,795		Next PLC	2,632,917
697,492		PageGroup PLC	1,142,374
691,082		Rentokil Initial PLC	4,165,329
211,362		Sage Group PLC/The	2,396,948
1,600,000	[1]	SigmaRoc PLC	2,667,680
Semi-Annual Financial Statements and Additional Information
4

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
49,000	Spirax Group PLC	$ 4,595,678
73,977	TechnipFMC PLC	5,061,506
327,610	Travis Perkins PLC	2,342,019
95,113	Weir Group PLC/The	3,130,757
	TOTAL	62,234,042
	United States—1.5%
13,500	PriceSmart, Inc.	2,294,865
1,200,000	Reliance Worldwide Corporation Ltd.	2,730,017
47,557	Sunbelt Rentals Holdings, Inc.	3,736,505
	TOTAL	8,761,387
	TOTAL COMMON STOCKS (IDENTIFIED COST $409,935,439)	548,775,600
	PREFERRED STOCKS—0.5%
	Germany—0.5%
58,673	Fuchs Petrolub SE, Preference (IDENTIFIED COST $3,040,262)	2,689,689
	INVESTMENT COMPANY—4.5%
25,466,993	Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[5] (IDENTIFIED COST $25,466,993)	25,466,993
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $438,442,694)[6]	576,932,282
	OTHER ASSETS AND LIABILITIES - NET—(1.9%)[7]	(11,010,786)
	NET ASSETS—100%	$565,921,496
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2025	$21,297,836
Purchases at Cost	$164,742,222
Proceeds from Sales	$(160,573,065)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$25,466,993
Shares Held as of 5/31/2026	25,466,993
Dividend Income	$453,881

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, these restricted securities amounted to $7,464,216, which represented 1.3% of net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information
5

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$79,837,941	$460,143,822	$32,450	$540,014,213
Domestic	2,294,865	6,466,522	—	8,761,387
Preferred Stocks
International	—	2,689,689	—	2,689,689
Investment Company	25,466,993	—	—	25,466,993
TOTAL SECURITIES	$107,599,799	$469,300,033	$32,450	$576,932,282

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.36	$40.11	$34.85	$33.69	$44.95	$42.85
Income From Investment Operations:
Net investment income[1]	0.31	0.47	0.39	0.38	0.40	0.08
Net realized and unrealized gain (loss)	6.98	10.46	5.18	1.04	(8.31)	4.56
TOTAL FROM INVESTMENT OPERATIONS	7.29	10.93	5.57	1.42	(7.91)	4.64
Less Distributions:
Distributions from net investment income	(0.54)	(0.68)	(0.31)	(0.26)	(0.17)	—
Distributions from net realized gain	(3.03)	—	—	—	(3.18)	(2.54)
TOTAL DISTRIBUTIONS	(3.57)	(0.68)	(0.31)	(0.26)	(3.35)	(2.54)
Net Asset Value, End of Period	$54.08	$50.36	$40.11	$34.85	$33.69	$44.95
Total Return[2]	15.37%	27.75%	16.06%	4.27%	(19.20)%	10.99%
Ratios to Average Net Assets:
Net expenses[3]	1.21%[4,5]	1.24%[5]	1.24%[5]	1.23%[5]	1.24%	1.23%
Net investment income	1.24%[4]	1.02%	1.01%	1.10%	0.84%	0.17%
Expense waiver/reimbursement[6]	0.20%[4]	0.26%	0.31%	0.33%	0.41%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,518	$104,888	$79,065	$69,478	$71,633	$96,899
Portfolio turnover[7]	21%	39%	35%	46%	32%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.21%, 1.24%, 1.24% and 1.23% for the six months ended May 31, 2026 and the years ended November 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.82	$26.99	$23.57	$22.88	$31.62	$31.06
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.09	0.06	0.08	3.25	(0.19)
Net realized and unrealized gain (loss)	4.60	7.05	3.51	0.71	(8.81)	3.29
TOTAL FROM INVESTMENT OPERATIONS	4.67	7.14	3.57	0.79	(5.56)	3.10
Less Distributions:
Distributions from net investment income	—	(0.31)	(0.15)	(0.10)	—	—
Distributions from net realized gain	(3.03)	—	—	—	(3.18)	(2.54)
TOTAL DISTRIBUTIONS	(3.03)	(0.31)	(0.15)	(0.10)	(3.18)	(2.54)
Net Asset Value, End of Period	$35.46	$33.82	$26.99	$23.57	$22.88	$31.62
Total Return[2]	14.91%	26.79%	15.21%	3.50%	(19.79)%	10.15%
Ratios to Average Net Assets:
Net expenses[3]	1.98%[4,5]	1.99%[5]	1.99%[5]	1.98%[5]	1.99%	1.98%
Net investment income (loss)	0.42%[4]	0.30%	0.25%	0.35%	0.12%	(0.59)%
Expense waiver/reimbursement[6]	0.20%[4]	0.26%	0.30%	0.33%	0.41%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,810	$2,695	$2,522	$2,935	$3,281	$4,120
Portfolio turnover[7]	21%	39%	35%	46%	32%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.98%, 1.99%, 1.99% and 1.98% for the six months ended May 31, 2026 and the years ended November 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$52.11	$41.48	$36.02	$34.83	$46.36	$44.02
Income From Investment Operations:
Net investment income[1]	0.41	0.59	0.50	0.47	0.39	0.21
Net realized and unrealized gain (loss)	7.18	10.82	5.36	1.07	(8.45)	4.67
TOTAL FROM INVESTMENT OPERATIONS	7.59	11.41	5.86	1.54	(8.06)	4.88
Less Distributions:
Distributions from net investment income	(0.66)	(0.78)	(0.40)	(0.35)	(0.29)	—
Distributions from net realized gain	(3.03)	—	—	—	(3.18)	(2.54)
TOTAL DISTRIBUTIONS	(3.69)	(0.78)	(0.40)	(0.35)	(3.47)	(2.54)
Net Asset Value, End of Period	$56.01	$52.11	$41.48	$36.02	$34.83	$46.36
Total Return[2]	15.48%	28.07%	16.37%	4.50%	(18.98)%	11.26%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4,5]	0.99%[5]	0.99%[5]	0.98%[5]	0.99%	0.98%
Net investment income	1.55%[4]	1.25%	1.27%	1.31%	1.05%	0.43%
Expense waiver/reimbursement[6]	0.20%[4]	0.26%	0.31%	0.32%	0.40%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$442,593	$294,241	$187,521	$147,430	$77,775	$106,288
Portfolio turnover[7]	21%	39%	35%	46%	32%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.99%, 0.99% and 0.98% for the six months ended May 31, 2026 and the years ended November 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $8,268,053 of securities loaned and including $25,466,993 of investment in affiliated holdings* (identified cost $438,442,694, including $25,466,993 of identified cost in affiliated holdings)	$576,932,282
Cash denominated in foreign currencies (identified cost $119,464)	119,516
Receivable for investments sold	5,607,113
Income receivable	1,605,805
Receivable for shares sold	370,125
Income receivable from affiliated holdings	935
Total Assets	584,635,776
Liabilities:
Payable for investments purchased	$9,012,412
Payable for collateral due to broker for securities lending (Note 2)	8,650,123
Payable for capital gains taxes	636,712
Payable for shares redeemed	255,729
Payable for other service fees (Notes 2 and 5)	33,280
Payable for investment adviser fee (Note 5)	33,128
Payable for administrative fee (Note 5)	3,500
Payable for distribution services fee (Note 5)	1,750
Accrued expenses (Note 5)	87,646
TOTAL LIABILITIES	18,714,280
Net assets for 10,209,637 shares outstanding	$565,921,496
Net Assets Consist of:
Paid-in capital	$402,009,981
Total distributable earnings (loss)	163,911,515
NET ASSETS	$565,921,496
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($120,518,179 ÷ 2,228,687 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$54.08
Offering price per share (100/94.50 of $54.08)	$57.23
Redemption proceeds per share	$54.08
Class C Shares:
Net asset value per share ($2,810,469 ÷ 79,258 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$35.46
Offering price per share	$35.46
Redemption proceeds per share (99.00/100 of $35.46)	$35.11
Institutional Shares:
Net asset value per share ($442,592,848 ÷ 7,901,692 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$56.01
Offering price per share	$56.01
Redemption proceeds per share	$56.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Dividends (including $358,996 received from an affiliated holding* and net of foreign taxes withheld of $630,927)	$6,032,167
Net income on securities loaned (includes $94,885 earned from an affiliated holding* related to cash collateral balances) (Note 2)	23,491
TOTAL INCOME	6,055,658
Expenses:
Investment adviser fee (Note 5)	$2,164,564
Administrative fee (Note 5)	187,154
Custodian fees	56,880
Transfer agent fees	252,146
Directors’/Trustees’ fees (Note 5)	2,323
Auditing fees	21,299
Legal fees	5,295
Distribution services fee (Note 5)	10,223
Other service fees (Notes 2 and 5)	132,610
Portfolio accounting fees	75,583
Share registration costs	37,802
Printing and postage	19,383
Miscellaneous (Note 5)	14,753
TOTAL EXPENSES	2,980,015
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(470,719)
Reduction of custodian fees (Note 6)	(235)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(470,954)
Net expenses	2,509,061
Net investment income	3,546,597
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	23,828,616
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including increase in payable for capital gains taxes of $635,985)	41,188,746
Net realized and unrealized gain (loss) on investments and foreign currency transactions	65,017,362
Change in net assets resulting from operations	$68,563,959

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,546,597	$3,850,323
Net realized gain	23,828,616	26,954,700
Net change in unrealized appreciation/depreciation	41,188,746	45,361,876
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,563,959	76,166,899
Distributions to Shareholders:
Class A Shares	(7,450,421)	(1,323,048)
Class C Shares	(239,848)	(28,576)
Institutional Shares	(21,812,061)	(3,514,905)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,502,330)	(4,866,529)
Share Transactions:
Proceeds from sale of shares	158,748,592	129,449,330
Net asset value of shares issued to shareholders in payment of distributions declared	28,854,011	4,742,449
Cost of shares redeemed	(62,566,411)	(72,776,114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	125,036,192	61,415,665
Change in net assets	164,097,821	132,716,035
Net Assets:
Beginning of period	401,823,675	269,107,640
End of period	$565,921,496	$401,823,675
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $470,954 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$129,202
Class C Shares	3,408
TOTAL	$132,610
Semi-Annual Financial Statements and Additional Information
14

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at May 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Avio SpA	10/29/2025	$2,402,270	$3,200,589
NAC Kazatomprom JSC, GDR	1/22/2026	$4,496,937	$4,263,627
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which is generally invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$8,268,053	$8,650,123
Semi-Annual Financial Statements and Additional Information
15

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	173,856	$8,818,375	335,268	$16,060,795
Shares issued to shareholders in payment of distributions declared	145,247	6,977,676	31,692	1,225,846
Shares redeemed	(173,235)	(8,715,801)	(255,486)	(11,469,307)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	145,868	$7,080,250	111,474	$5,817,334
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,591	$253,493	21,916	$681,475
Shares issued to shareholders in payment of distributions declared	7,569	239,176	1,090	28,508
Shares redeemed	(15,597)	(519,185)	(36,773)	(1,121,776)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(437)	$(26,516)	(13,767)	$(411,793)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,839,530	$149,676,724	2,301,468	$112,707,060
Shares issued to shareholders in payment of distributions declared	435,268	21,637,159	87,355	3,488,095
Shares redeemed	(1,020,106)	(53,331,425)	(1,263,051)	(60,185,031)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,254,692	$117,982,458	1,125,772	$56,010,124
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,400,123	$125,036,192	1,223,479	$61,415,665
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $438,442,694. The net unrealized appreciation of investments for federal tax purposes was $138,489,588. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $159,001,284 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,511,696.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $463,075 of its fee.
Semi-Annual Financial Statements and Additional Information
16

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $7,644.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$10,223
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2026, FSC retained $2,288 of fees paid by the Fund. For the six months ended May 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $3,148 in sales charges from the sale of Class A Shares. FSC also retained $136 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $7,983 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
17

6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2026, the Fund’s expenses were offset by $235 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$197,372,393
Sales	$96,814,806
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Industrials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
21

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
22

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes International Small-Mid Company Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Emerging Market Debt Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes World Investment Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026